Restructuring Restructuring and Related Activities (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The following table summarizes restructuring and related expenses by type that were incurred through the end of the Restructuring Plan (in millions):

	2019	2018	2017	Completed Plan Total
Workforce reduction	$205	$115	$299	$619
Technology rationalization (1)	39	47	33	119
Lease consolidation (1)	33	28	8	69
Asset impairments	14	13	26	53
Other costs associated with restructuring and separation (1) (2)	160	282	131	573
Total restructuring and related expenses	$451	$485	$497	$1,433

(1)
Total contract termination costs incurred under the Restructuring Plan associated with technology rationalizations, lease consolidations, and other costs associated with restructuring and separation for the twelve months ended December 31, 2019 were $0 million, $33 million, and $13 million, respectively; for the twelve months ended December 31, 2018 were $5 million, $25 million, and $85 million, respectively; and for the twelve months ended December 31, 2017 were $1 million, $8 million, and $3 million, respectively.

(2)
Other costs associated with the Restructuring Plan include those to separate the Divested Business, as well as moving costs, and consulting and legal fees. These costs are typically recognized when incurred.

Schedule of Restructuring Reserve by Type of Cost
The changes in the Company’s liabilities for the Restructuring Plan as of December 31, 2019 are as follows (in millions):

Restructuring Plan
Balance at December 31, 2018	$201
Expensed	418
Cash payments	(415)
Foreign currency translation and other	—
Balance at December 31, 2019	$204